Earnings or Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS OR LOSS PER SHARE [Text Block]
12. EARNINGS OR LOSS PER SHARE

Basic earnings or loss per share is the net earnings or loss available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted net earnings or loss per share adjusts basic net earnings per share for the effects of potential dilutive common shares. The calculations of basic and diluted earnings or loss per share for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Net (loss) earnings for the year	($4,923)	$23,087

Weighted average number of shares on issue - basic	244,749,772	213,879,622
Impact of effect on dilutive securities:
Stock options	—	1,705,689
Restricted, performance and deferred share units	—	293,518
Weighted average number of shares on issue - diluted(1)	244,749,772	215,878,829

(Loss) earnings per share - basic and diluted	($0.02)	$0.11
(1)For the year ended December 31, 2021, diluted weighted average number of shares excluded 2,014,379 (2020 - 2,666,819) options, 5,000,000 (2020 - nil) warrants, 701,250 restricted and performance share units (2020 - nil), 16,327,598 (2020 - 16,327,598) common shares issuable under the 2018 convertible debentures and 13,888,895 common shares issuable under the 2021 convertible debentures (2020- nil) (Note 20(a)) that were anti-dilutive.